Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets, net, are comprised of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Software	5,900	5,900
Non-compete agreements	9,773	9,773
Agent resources	35,929	35,929
Brokerage license	23,018	23,018
Sub-total	74,620	74,620
Disposal	—	(2,218)
Total	74,620	72,402
Less: Accumulated amortization	(16,304)	(33,094)
Less:Impairment loss	—	(39,308)
Intangible asset, net	58,316	—